SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

15. SHARE-BASED COMPENSATION

In September 2013, the Board of Directors of the Company approved an Equity Incentive Plan (the ‘‘Plan’’), under which, the Board of Directors may grant options to purchase ordinary shares to officers and directors, employees and individual advisors who render services to the Group to purchase an aggregate of no more than 1,287,500 ordinary shares of the Group (‘‘Option Pool’’). From 2014 to 2019, the Board of Directors approved to increase the Option Pool to 15,301,990 ordinary shares.

Employee Share options

During the years ended December 31, 2017, 2018 and 2019, options to purchase 2,303,900,  5,296,204 shares and 1,063,293 shares respectively, were granted to the Group’s employees. The weighted-average grant-date exercise price of the options granted to employees in 2017, 2018 and 2019 was US$1.84,  US$2.17 and US$4.12 per share, respectively. The options granted have a contractual term of 10 years and generally vest over a four-year period, with two typical vesting schedules: (1) 40% of the awards vesting one year after the grant date, with the remaining 60% of the awards vesting evenly on an annual basis over the 3 years thereafter; or (2) 25% of the awards vesting on the anniversary of the grant date each year.

The Black Scholes model was applied in determining the estimated fair value of the options granted. The model requires the input of highly subjective assumptions.

The following table presents the assumptions used to estimate the fair values of the share options granted for the years ended December 31, 2017, 2018 and 2019:

	2017	2018	2019
Risk-free rate of return	1.31%~1.76%	2.01%~2.63%	1.68%~2.63%
Contractual life of option	10 years	10 years	10 years
Estimated volatility rate	25%	27%~38%	30%~41%
Dividend yield	Nil	Nil	Nil
Fair value per ordinary share	US$5.89~$7.30	US$3.00 ~$9.51	US$2.37 ~$3.40

The weighted-average grant-date fair value of the options granted in 2017, 2018 and 2019 is US$3.98, US$5.69 and US$0.49 per share, respectively.

A summary of employee option activity under the Plan during the years ended December 31, 2018 and 2019 is presented below:

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	Options	price	term	value
		US$	Years	US$
Outstanding at January 1, 2017	3,461,650	1.00	8.46	3,843
Granted	2,303,900	1.84
Forfeited	(1,866,225)	1.56

Outstanding at December 31, 2017	3,899,325	1.22	7.98	7,970
Granted	5,296,204	2.17
Forfeited	(304,900)	1.96

Outstanding at December 31, 2018	8,890,629	1.76	8.28	36,888
Granted	1,063,293	4.12
Forfeited	(2,086,050)	1.99
Exercised	(1,962,484)	0.76

Outstanding at December 31, 2019	5,905,388	2.44	7.96	22,807

Vested and Exercisable as of December 31, 2019	1,960,367	1.87	3.85	7,151
Vested or expected to vest as of December 31, 2019	5,905,388	2.44	7.96	22,807

Non-Employee Share options

At January 1, 2017, options to purchase 1,045,962 shares were outstanding with weighted average exercise price of US$1.00 and 975,962 options have been vested. During the years ended December 31, 2017, 2018 and 2019, options to purchase 25,625 shares, 35,000 shares and nil shares respectively, were issued to individual advisors who are non-employees of the Group, all with an exercise price of US$1.99. Options totaling 254,068 were exercised in year 2019. The options were issued in payment for their consultation services which was expected to be performed over 4 years from the date of issuance. As services are performed, 25% of the awards vest on the anniversary of the grant date each year. The estimated fair value of the awards were determined using the Black Scholes model with the same assumptions used in employee share options. As of December 31, 2019, 852,519 options were outstanding of which, 810,957 are vested and exercisable and the remainder are expected to vest.

Restricted share units

The fair value of restricted share units with service conditions or performance conditions is based on the fair market value of the underlying ordinary shares on the date of grant.

In 2019, the Group granted 3,050,427 restricted share units and vest over a four-year period that 25% of the awards vesting on the anniversary of the grant date each year.

The following table summarized the Group's restricted share unit activity in 2019.

	Number of	Weighted Average Grant Date
	Restricted Stocks	Fair Value
		US$
Restricted share units outstanding at January 1, 2019	—	—
Granted	3,050,427	3.90
Forfeited	(195,200)	3.10
Vested	(301,228)	4.60
Restricted share units outstanding at December 31, 2019	2,553,999	3.88

Share-based compensation for all share options

The Group recorded share based compensation expense of RMB 9,921, RMB 51,359 and RMB 54,281 for the years ended December 31, 2017, 2018 and 2019, respectively, which were classified in the accompanying consolidated statements of operations as follows:

	Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
General and administrative expenses	5,176	22,477	25,412
Selling and marketing expenses	3,674	23,561	24,772
Technology and content expenses	1,071	5,321	4,097
Total	9,921	51,359	54,281

As of December 31, 2019, there was RMB 137,361 of total unrecognized compensation expense related to unvested share options. That cost is expected to be recognized over a weighted-average period of 2.4 years.